Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings per share
Earnings per Share.

Basic earnings per share are computed based upon the weighted average number of shares outstanding and diluted earnings per share are computed based upon the weighted average number of shares and dilutive share equivalents (consisting of incentive stock options, non-qualified stock options, restricted stock units, restricted stock awards and employee stock purchase plan contributions) outstanding during the periods using the treasury stock method.

The following is a reconciliation of the shares used to compute basic and diluted earnings per share (in thousands):

	Year Ended December 31,
	2012	2011	2010
Weighted average number of common shares	46,739	36,876	36,429
Dilutive effect of stock-based awards	1,087	882	621
Number of shares used to compute diluted earnings per share	47,826	37,758	37,050

The following table presents the weighted average share equivalents outstanding during each period that were excluded from the computation of diluted earnings per share because the exercise price for these options was greater than the average market price of the Company’s shares of common stock during the respective periods. Also excluded from the computation of diluted earnings per share were other share equivalents that became anti-dilutive when applying the treasury stock method.

	Year Ended December 31,
	2012	2011	2010
Anti-dilutive common share equivalents outstanding	83	1,039	1,339